Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The overseas cash and cash equivalents are primarily held by the Company and its subsidiaries in Hong Kong and US.

	RMB amount (RMB denominated)			RMB equivalent amount (US$ denominated)			Total
	Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE
December 31, 2020	5,668	33,310	37,673	32,702	28,643	—	137,996
December 31, 2021	3,184	38,457	2,764	6,558	12,422	—	63,385